NOTES PAYABLE – WORKING CAPITAL	12 Months Ended
Dec. 31, 2021
Notes Payable Working Capital
NOTES PAYABLE – WORKING CAPITAL

NOTE 7 – NOTES PAYABLE – WORKING CAPITAL

During the year ending December 31, 2020, the Company and the Company’s wholly-owned operating subsidiary completed the sale of additional short term notes and extensions of short term notes under similar terms in the additional principal amount totaling $2,869,171. The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. These short term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 215,948 shares of its Common Stock, warrants to purchase 31,875 shares of its Common Stock. The fair value of these share incentives was calculated to be $1,660,112. The fair value of the share incentives was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2020 is $1,411,203.

During the year ended December 31, 2020, the Company and the Company’s wholly-owned operating subsidiary completed the conversion of short term notes with a face value of $1,080,000 and accrued interest to 121,250 shares of Common Stock with a fair value of $1,651,900, resulting in a Loss on Extinguishment of Debt of $916,204.

During the year ending December 31, 2021, the Company and the Company’s wholly-owned operating subsidiary completed the sale of additional short term notes and extensions of short term notes under similar terms in the additional principal amount totaling $2,244,100. The notes are secured by a pledge of certain of the Company’s current inventory and the chief executive officer’s personal guaranty. These short-term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 546,292 shares of its Common Stock, warrants to purchase 662,713 shares of its Common Stock. The fair value of these share incentives was calculated to be $1,437,432. The fair value of the share incentives was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2021 is $1,261,695.

During the year ended December 31, 2021, the Company and the Company’s wholly-owned operating subsidiary completed the conversion of short term notes with a face value of $1,713,904 and accrued interest to 96,336 shares of Common Stock with a fair value of $2,691,940, resulting in a Loss on Extinguishment of Debt of $725,723.

As of December 31, 2021, and 2020, the outstanding balance due on the working capital notes was $3,879,428 and $4,672,096, respectively.